Unaudited Consolidated Statement of Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (174,938)	$ (196,788)	$ (812,788)	$ (959,559)	$ (1,627,821)	[1],[2]	$ (5,839,344)	[2],[3]
Other comprehensive income (loss), net of tax:
Net foreign currency translation (loss) gains	(192,867)	46,748	(1,048,692)	703,307	1,491,647		(159,281)
COMPREHENSIVE INCOME	$ (367,805)	$ (150,040)	$ (1,861,480)	$ (256,252)	$ (136,174)	[4]	$ (5,998,625)	[4]

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs
[4]	GAAP Adjustments related to R&D Costs